Income taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Deferred tax expense, excluding the net change in valuation allowance	$ 509,945	$ 265,360	$ 329,218
Deferred tax (benefit) expense related to the net change in valuation allowance	(8,448)	(14,856)	(49,149)
Current tax expense (benefit)	53,749	73,200	10,987
Total income tax expense (benefit)	555,246	323,704	291,056
Ireland
Income Tax Disclosure [Line Items]
Deferred tax expense, excluding the net change in valuation allowance	486,825	261,669	300,646
Deferred tax (benefit) expense related to the net change in valuation allowance	(9,572)	16,360	957
Current tax expense (benefit)	25,055	41,838	13,147
Total income tax expense (benefit)	502,308	319,867	314,750
Other
Income Tax Disclosure [Line Items]
Deferred tax expense, excluding the net change in valuation allowance	23,120	3,691	28,572
Deferred tax (benefit) expense related to the net change in valuation allowance	1,124	(31,216)	(50,106)
Current tax expense (benefit)	28,694	31,362	(2,160)
Total income tax expense (benefit)	$ 52,938	$ 3,837	$ (23,694)